Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets		$ 1,068		$ 491	$ 367
Property, plant and equipment		19,085		18,736	17,712
Right-of-use assets		537		743	631
Investments in associates and joint ventures		1,610		1,960	1,676
Deferred income tax assets, net		9		330	18
Other receivables		648		337	158
Trade receivables		5		1	31
Investments in financial assets		0		0	8
Total non-current assets		22,962		22,598	20,601
Current assets
Assets held for sale		1,019		1,537	0
Inventories	[1]	1,447		1,546	1,683
Contract assets		3		30	10
Other receivables		1,159		552	381
Trade receivables		1,654		1,620	973
Investments in financial assets		262		390	264
Cash and cash equivalents		933		1,118	1,123
Total current assets		6,477		6,793	4,434
TOTAL ASSETS		29,439		29,391	25,035
SHAREHOLDERS' EQUITY
Capital		3,921		3,922	3,919
Treasury shares		12		11	14
Share-based benefit plans		7		3	1
Acquisition cost of treasury shares		(35)		(28)	(30)
Share trading premiums		(44)		(42)	(40)
Issuance premiums		640		640	640
Legal reserve		787		787	787
Reserve for future dividends		0		0	226
Reserve for investments		6,587		4,236	5,325
Reserve for purchase of treasury shares		33		36	35
Other comprehensive income		(338)		(331)	(684)
Unappropriated retained earnings and losses		(756)		2,418	(1,244)
Shareholders' equity attributable to shareholders of the parent company		10,814		11,652	8,949
Non-controlling interest		230		218	102
TOTAL SHAREHOLDERS' EQUITY		11,044		11,870	9,051
Non-current liabilities
Provisions		610		1,084	2,660
Contract liabilities		180		114	34
Deferred income tax liabilities, net		373		90	1,242
Income tax liability		830	[2]	2	4
Taxes payable		18		0	0
Salaries and social security		63		34	0
Lease liabilities		273		406	325
Loans		8,226		7,035	6,682
Other liabilities		373		74	112
Accounts payable		6		6	5
Total non-current liabilities		10,952		8,845	11,064
Current liabilities
Liabilities directly associated with assets held for sale		1,181		2,136	0
Provisions		229		116	181
Contract liabilities		117		73	69
Income tax liability		73		126	31
Taxes payable		217		247	139
Salaries and social security		336		412	210
Lease liabilities		298		370	341
Loans		2,355		1,907	1,508
Other liabilities		399		410	122
Accounts payable		2,238		2,879	2,319
Total current liabilities		7,443		8,676	4,920
TOTAL LIABILITIES		18,395		17,521	15,984
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 29,439		$ 29,391	$ 25,035

[1]	As of December 31, 2025, 2024 and 2023, the carrying amount of inventories does not exceed their net realizable value.
[2]	Includes 828 corresponding to the remaining payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025.